Investments (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	$ 189,305,981	$ 181,792,474
EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,524,000,622	2,171,505,908
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	189,305,981	181,792,474
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	14,822,047	12,036,025
Common Stock [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	14,822,047	12,036,025
Short-term funds [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	40,085	45,974
Common Collective Trusts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		2,034,852,861
EBP, Investment Plan Interest in Master Trust Fair Value		160,498,070
Common Collective Trusts [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,382,536,917
Common Collective Trusts [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	166,007,193
Stable Value Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	59,960,783	70,881,598
EBP, Investment Plan Interest in Master Trust Fair Value	8,436,656	9,212,405
Fair Value, Inputs, Level 1,2 and 3 [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	81,502,922	65,771,449
Fair Value, Inputs, Level 1,2 and 3 [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	14,862,132	12,081,999
Fair Value, Inputs, Level 1,2 and 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Fair Value, Inputs, Level 1,2 and 3 [Member] | Short-term funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,774,299	1,334,548
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	81,502,922	65,771,449
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Fair Value, Inputs, Level 1 [Member] | Short-term funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 1,774,299	$ 1,334,548